Goodwill - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Cost to sell expected to reach as percentage of entity value			2.00%
Adverse change in WACC	1.00%	1.00%	1.00%	1.00%
Additional recognition, goodwill			$ 162	$ 128
Impairment of goodwill	$ 2,500		$ 2,500
Probability in percentage terms of goodwill impairment		30.00%	30.00%
Goodwill Impairment Scenario One [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage Increase In The Probability For Goodwill Impairment		5.00%
South Africa Cash Generating Unit [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill			$ 1,500
Rest Of Africa Cash Generating Unit [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill			$ 1,000
South Africa And Rest Of Africa Cash Generarting Units [Member] | Thirty Percentage Probability Of Occurrence [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impact On Goodwill Impairment Loss		$ 600
Probability Of Goodwill Impairment In Percentage		30.00%
South Africa And Rest Of Africa Cash Generarting Units [Member] | Goodwill Impairment Scenario One [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Additional impairment charges to goodwill		$ 400
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections			2.00%
Probability in percentage terms of goodwill impairment			15.00%
Bottom of range [member] | Worst Case Scenario [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections			15.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections			5.00%
Probability in percentage terms of goodwill impairment			30.00%
Top of range [member] | Worst Case Scenario [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections			30.00%
AB inBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill			$ 185	$ 682
Percentage of goodwill to total assets			53.00%